Selling and Administrative Expenses (Details) - GBP (£)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Foreign exchange gain (loss) [abstract]
Foreign exchange gain	£ 15,184,000	£ 3,338,000	£ 24,343,000
Selling and Administrative Expense [Member]
Foreign exchange gain (loss) [abstract]
Foreign exchange gain				£ 1,080,000